CAPITAL STOCK AND RESERVES (Tables)	6 Months Ended
Sep. 30, 2025
Capital Stock And Reserves
Schedule of fair value

October 3, 2023
Exercise price	$38.00
Share price	$39.40
Expected life (in years)	1.50
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	–